Note 22 - Financial liabilities at amortized cost - Deposits from credit institutions by geographical area and instrument (Details) - EUR (€)	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	€ 28,751,000,000		€ 31,978,000,000		€ 54,516,000,000
Demand Deposits And Other [Member] | Issued in Euros [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,103,744,000		1,980,664,000		762,017,000
Demand Deposits And Other [Member] | United States [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,082,482,000		1,701,169,000		1,563,026,000
Demand Deposits And Other [Member] | Mexico [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	432,304,000		280,423,000		281,942,000
Demand Deposits And Other [Member] | Turkey [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	302,460,000		650,698,000		73,108,000
Demand Deposits And Other [Member] | South America [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	394,121,000		442,265,000		447,668,000
Demand Deposits And Other [Member] | Rest Of Europe [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	1,651,643,000		3,107,558,000		525,794,000
Demand Deposits And Other [Member] | Rest of the world [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	194,092,000		207,091,000		77,351,000
Demand Deposits And Other [Member] | Total Member
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	7,160,846,000		8,369,868,000		3,730,906,000
Deposits With Agreed Maturity [Member] | Issued in Euros [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	1,112,869,000	[1]	2,527,050,000	[2]	3,878,569,000	[3]
Deposits With Agreed Maturity [Member] | United States [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	4,294,843,000	[1]	2,677,395,000	[2]	2,398,021,000	[3]
Deposits With Agreed Maturity [Member] | Mexico [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	1,032,821,000	[1]	285,865,000	[2]	329,931,000	[3]
Deposits With Agreed Maturity [Member] | Turkey [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	617,256,000	[1]	668,793,000	[2]	836,153,000	[3]
Deposits With Agreed Maturity [Member] | South America [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,284,511,000	[1]	1,892,104,000	[2]	2,538,222,000	[3]
Deposits With Agreed Maturity [Member] | Rest Of Europe [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	5,179,781,000	[1]	6,903,334,000	[2]	12,591,503,000	[3]
Deposits With Agreed Maturity [Member] | Rest of the world [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	4,374,206,000	[1]	4,060,672,000	[2]	3,368,971,000	[3]
Deposits With Agreed Maturity [Member] | Total Member
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	18,896,287,000	[1]	19,015,213,000	[2]	25,941,370,000	[3]
Repurchase Agreements [Member] | Issued in Euros [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	1,449,000		55,177,000		877,552,000
Repurchase Agreements [Member] | United States [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	0		0		0
Repurchase Agreements [Member] | Mexico [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	168,478,000		0		1,817,364,000
Repurchase Agreements [Member] | Turkey [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	4,001,000		3,760,000		44,086,000
Repurchase Agreements [Member] | South America [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	161,298,000		0		12,646,000
Repurchase Agreements [Member] | Rest Of Europe [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,358,238,000		4,533,826,000		21,732,032,000
Repurchase Agreements [Member] | Rest of the world [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	0		0		359,746,000
Repurchase Agreements [Member] | Total Member
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,693,464,000		4,593,166,000		24,843,433,000
Total Member | Issued in Euros [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	3,218,062,000		4,562,891,000		5,518,138,000
Total Member | United States [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	6,377,325,000		4,378,564,000		3,961,054,000
Total Member | Mexico [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	1,633,603,000		566,288,000		2,429,237,000
Total Member | Turkey [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	923,717,000		1,323,251,000		953,347,000
Total Member | South America [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,839,930,000		2,334,698,000		2,998,536,000
Total Member | Rest Of Europe [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	9,189,662,000		14,544,718,000		34,849,329,000
Total Member | Rest of the world [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	4,568,298,000		4,267,837,000		3,806,068,000
Total Member | Total Member
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	€ 28,750,597,000		€ 31,978,247,000		€ 54,515,709,000

[1]	(*) Subordinated depo sits are included amounting €195 million.
[2]	(*) Subordinated deposits are included amounting €191 million.
[3]	(*) Subordinated deposits are included amounting €233 million.